Accounts payable and accrued liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities	$ 269,159	$ 289,955
Credit cards payable	14,517	6,072
Accrued interest	303,965	28,111
Total accounts payable and accrued liabilities	$ 587,641	$ 324,138